Crypto assets held	12 Months Ended
Mar. 31, 2026
Crypto Assets [Abstract]
Crypto assets held	Crypto assets held
Under IFRS, there are no accounting standards specifically related to the transactions of crypto assets. However, cryptocurrencies holdings were discussed by the IFRIC in their June 2019 agenda decisions. The agenda decisions did not specifically address as to when an entity has control over crypto assets. Thus, in order to determine the accounting treatment, the Company follows the requirements of IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and refers to the “Conceptual Framework for Financial Reporting” and standards related to similar matters. In this context, the Company considers various factors to evaluate whether the Company has control for accounting purposes over crypto assets and accounts for these transactions accordingly.
The Company’s holdings of crypto assets that are controlled by the Company for accounting purposes are presented as part of crypto assets held in the consolidated statements of financial position. On the other hand, the Company’s holdings of crypto assets deposited by customers and considered not to be controlled by the Company are not recognized as crypto assets held in the consolidated statements of financial position.
Crypto assets deposited by customers include cryptocurrencies and NFTs. Crypto assets deposited by customers are mainly held in wallets administered by Coincheck or the third-party custodian. for Aplo Although Coincheck and Aplo have the private keys that are necessary to dispose of crypto assets deposited by customers, they are obliged to purchase and sell crypto assets under the instructions of the customers based on the contractual arrangement with the customers, and the use of the private keys without permission from customers is strictly prohibited.
Additionally, with respect to Coincheck, in terms of cryptocurrencies, following the requirements of Japan's “Payment Services Act,” “Cabinet Office Order on Virtual Currency Exchange Service Providers” and other laws and regulations, Coincheck segregates cryptocurrencies deposited by customers from those in its own accounts and manages each of the customers’ balances. Regarding NFTs, there are no clear legal regulations in Japan as of March 31, 2026, and all NFTs, including those held by Coincheck and those deposited by customers, are held in hot wallets. NFTs deposited by customers are recorded on Coincheck’s database and internal records in the account of the depositing customers. Therefore, the economic benefits and risks related to crypto assets deposited by customers including cryptocurrencies and NFTs belong, in principle, to the customers, and Coincheck is not exposed to risks of significant changes in the fair value of these crypto assets. On the other hand, legal rights of crypto assets are not entirely clear, and there is a possibility that crypto assets deposited by customers may be dealt with in the same manner as crypto assets of Coincheck in its own accounts at the liquidation of Coincheck, but in terms of cryptocurrencies, Article 63-19-2 of the “Payment Services Act” issued by the Financial Services Agency of Japan allows customers the right to receive repayment of Deposited Crypto Assets and Redemption Guarantee Crypto Assets as defined by the “Payment Services Act” in advance of other creditors in preparation for the bankruptcy risk of the Company.
As of March 31, 2025 and 2026, the Company determined that there are no loss contingencies related to an obligation to safeguard customer crypto assets from loss or theft.
The accounting policies and balances of the Company’s crypto assets by holding purpose are as follows:
(1)Crypto assets held (current assets)
Out of the holdings of cryptocurrencies that are considered to be controlled by the Company for accounting purposes (including those borrowed/deposited based on the loan agreements with customers), cryptocurrencies for facilitating customer transactions are recognized as inventories in the consolidated statements of financial position according to provisions of IAS 2, Inventories, as the Company has the ability to direct the use of these cryptocurrencies and the economic benefits resulting from sales attribute to the Company. As of March 31, 2025 and 2026, the carrying amounts were ¥44,680 million and ¥37,876 million, respectively. These amounts are calculated based on the fair value less costs to sell at the end of the reporting period.
(2)Crypto assets held (noncurrent assets)
Crypto assets held (noncurrent assets) are recognized as intangible assets with indefinite useful lives which are not amortized. There is no foreseeable limit to the period over which the future cash flows of crypto assets held (noncurrent assets) would be generated as the future cash flows cannot be reliably estimated. The useful lives of crypto assets held (noncurrent assets) are regarded as indefinite accordingly. They are reported at the acquisition cost less accumulated impairment losses. As of March 31, 2025, and 2026, the carrying amounts were ¥43 million and ¥186 million, respectively.
During the years ended March 31, 2025, and 2026, no impairment losses were recognized.
The changes in crypto assets held (non-current assets) are as follows:

(Unit： In millions)
Crypto assets held(non-current assets)	Cryptocurrency
As of March 31, 2024	¥—
Additions (by business combination)	21
Additions (not by business combination)	458
Disposals	(435)
As of March 31, 2025	43
Additions (by business combination)	208
Additions (not by business combination)	2,230
Disposals	(2,304)
Foreign currency translation adjustments	10
As of March 31, 2026	¥186